Note 6 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Sep. 30, 2021 USD ($)
2022	$ 14,994,920
2023	20,550,000
2024	20,200,000
2025	4,000,000
Total	$ 59,744,920